3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA 19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial: 215.981.4659

direct fax: 215.981.4750

falcoj@pepperlaw.com

January 28, 2016

U.S. Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549

Attn: Mark Cowan, Senior Counsel

Re:                             FundVantage Trust (the “Trust”)
1940 Act File No.  811-22027
1933 Act File No.  333-141120

Dear Mr. Cowan:

On behalf of FundVantage Trust (the “Trust”), enclosed for filing is a copy of Post-Effective Amendment No. 127 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) with respect to the Gotham Absolute Return Fund, Gotham Absolute 500 Fund, Gotham Enhanced Return Fund, Gotham Enhanced 500 Fund, Gotham Index Plus Fund, Gotham Institutional Value Fund Gotham Total Return Fund and Gotham Neutral Fund (collectively, the “Funds”).  The Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), to bring the financial statements up to date, as required, and make other non-material changes for the Funds that the Trust deems appropriate, including the incorporation of the Gotham Institutional Value Fund into the combined Prospectus and Statement of Additional Information containing the Funds.  As counsel to the Trust, we reviewed the Amendment and hereby represent that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) of the 1933 Act.

Please direct any questions concerning this letter to the undersigned at 215.981.4659, or John M. Ford, Esq. at 215.981.4009.

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:                                Joel Weiss, President of FundVantage Trust
John M. Ford, Esq.

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